Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets Not Qualifying for Derecognition (Details) - Other Financial Assets [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 68,115	$ 71,948
Associated liabilities	28,037	26,785
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	27,782	26,281
Securities lending agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 40,333	$ 45,667